Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash (used in) provided by: Operating activities:
Net (loss) income for the year	$ (6,845)	$ (19,786)	$ 3,926
Adjustments for:
Current income tax expense (recovery) (Note 15)		22	678
Deferred income tax expense (recovery) (Note 15)		123	219
Impairment of property and equipment	0	95
Impairment of intangible assets		6,321
Revaluation of holdback receivable (Note 13)		3,623	1,473
Amortization of property and equipment	307	485	103
Amortization of intangible assets (Note 8)	2,466	1,438	196
Share-based compensation (Note 14(c))	317	417	1,022
Write-down of inventories (Note 6)	682	1,983	95
Finance (income) expense, net (Note 16)	(765)	(1,115)	(1,061)
Unrealized foreign exchange (gain) loss	(497)	362	(5,323)
Change in the following:
Accounts receivable	5,081	(318)	(1,341)
Inventories	723	(4,072)	(1,259)
Prepaid expenses	703	842	(1,793)
Other assets		78
Accounts payable and accrued liabilities	(3,802)	(4,992)	7,132
Interest received (paid), net (Note 16)	22	1,685	255
Income taxes paid (Note 15)	(306)	(477)	(2,041)
Royalties paid (Note 10)	(326)	(1,355)	(1,539)
Cash flows (used in) from operating activities	(2,240)	(14,641)	742
Investing activities:
Acquisition of Marley Drug, Inc, net of cash acquired (Note 4)	(7,238)
Investment in Sensible Medical (Note 9)		(6,337)
Proceeds from Apicore Sale Transaction (Note 5)		0	65,235
Receipt of holdback receivable funds (Note 13)		6,719
Redemptions (purchase) of short-term investments		47,747	(44,100)
Acquisition of property and equipment	(2)	(186)	(197)
Acquisition of intangible assets (Note 8)		(13,660)	(1,281)
Cash flows from investing activities	(7,240)	34,283	19,657
Financing activities:
Repurchase of common shares under substantial issuer bid (Note 14(b))		(26,139)
Repurchase of common shares under normal course issuer bid (Note 14(b))	(522)	(4,145)	(3,021)
Proceeds from exercise of stock options (Note 14(c))		20	363
Repayment of lease liability	(244)
Cash flows used in financing activities	(766)	(30,264)	(2,658)
Foreign exchange (loss) gain on cash held in foreign currency	(3)	(552)	1,138
(Decrease) increase in cash	(10,249)	(11,174)	18,879
Cash and cash equivalents, beginning of period	12,965	24,139	5,260
Cash and cash equivalents, end of period	$ 2,716	$ 12,965	$ 24,139